UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2004

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

 Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Winthrop Knowlton
Title:   Chairman
Phone:   (212) 764-3602

                      Signature, Place and Date of Signing:

/s/ Winthrop Knowlton          New York, New York          November 10, 2004
-----------------------        --------------------        -----------------
(Signature)                    (City, State)               (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

-----------------------    ------------------------------------


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3
                                  -----------------
Form 13F Information Table Entry Total:       55
                                       ------------
Form 13F Information Table Value Total: $116,168
                                       ------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-5342                    Knowlton, Christopher
         ------------------         -----------------------------------
2        28-5344                    Knowlton, Winthrop
         ------------------         -----------------------------------
3        28-2649                    Lee, Dwight E.
         ------------------         -----------------------------------

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
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                                                                            Investment
Issuer                        Class    CUSIP            Value    Shares     Discretion     Managers     Voting Authority
                                                                                                       --------------------
                                                       (000's)                                         Sole     Shared
---------------------------------------------------------------------------------------------------------------------------
Alloy Online                  COM      019855105          3198   843838          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Amgen                         COM      00130H105          1754    30873          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Amgen                         COM      00130H105           576    10135          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

AMN Healthcare Services       COM      001744101          4013   335813          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

American Healthways           COM      02649V104          9048   310811          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

American Healthways           COM      02649V104          1589    54600          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Axcan Pharma Inc.             COM      054923107           271    17437          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Biolase Technology            COM      090911108          4111   503805          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Biosite Diagnostic            COM      090945106          5856   119614          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Biosite Diagnostic            COM      090945106          1062    21700          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Celgene                       COM      151020104          1099    18870          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Celgene                       COM      151020104           839    14400          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Cell Genesys                  COM      150921104           341    32835          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Cognex Corp.                  COM      192422103          3173   121110          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Cognex Corp.                  COM      192422103           341    13000          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Cross Country Inc.            COM      227483104          2874   185409          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Cytyc Corp.                   COM      232946103          3214   133068          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Durect Corp.                  COM      266605104           237   169482          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Durect Corp.                  COM      266605104           217   155100          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Eclipsys                      COM      278856109          6310   404476          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Eclipsys                      COM      278856109           849    54400          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Electronics for Imaging       COM      286082102          1342    82647          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

EPIX Medical                  COM      26881q101           336    17400          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Flextronics International     COM      Y2573F102          8651   652926          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------


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
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                                                                            Investment
Issuer                        Class    CUSIP            Value    Shares     Discretion     Managers     Voting Authority
                                                                                                       --------------------
                                                       (000's)                                         Sole     Shared
---------------------------------------------------------------------------------------------------------------------------
Flextronics International     COM      Y2573F102          1367   103200          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Gentex                        COM      371901109          1485    42281          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Gilead Sciences               COM      375558103           441    11804          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Hollis Eden Pharmaceuticals   COM      435902101          5616   521453          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Intersil Corp.                COM      46069S109           546    34300          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Intuitive Surgical            COM      46120E602           470    18978          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Jabil Circuit                 COM      466313103          3941   171359          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Jabil Circuit                 COM      466313103           866    37662          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Jupitermedia                  COM      48207D101          6365   357597          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Jupitermedia                  COM      48207D101          1706    95833          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

J2 Global Comm                COM      46626E205          1448    45840          X          1,2                 X
---------------------------------------------------------------------------------------------------------------------------

Learning Tree Intl Inc        COM      522015106          1379    97831          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Lexar Media                   COM      52886p104          1261   150290          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Lexar Media                   COM      52886p104           398    47400          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Martek Biosciences            COM      572901106          3602    74056          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Martek Biosciences            COM       572901106          676    13900          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

McAfee Inc                    COM      579064106           755    37583          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Neoforma Inc                  COM      640475505          1244   133606          X          1,2                 X
---------------------------------------------------------------------------------------------------------------------------

Neurocrine Biosciences        COM      64125c109           299     6331          X          1,2                 X
---------------------------------------------------------------------------------------------------------------------------

Pinnacle Systems              COM      723481107          1281   307083          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Polycom                       COM      73172K104          4641   234178          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Polycom                       COM      73172K104           832    42000          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Semi Conductor                COM      816636203           756    25000          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Serena Software               COM      817492101          2826   168921          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Serena Software               COM      817492101           634    37900          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------


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
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                                                                            Investment
Issuer                        Class    CUSIP            Value    Shares     Discretion     Managers     Voting Authority
                                                                                                       --------------------
                                                       (000's)                                         Sole     Shared
---------------------------------------------------------------------------------------------------------------------------
Symyx Technologies            COM      87155s108           535    22700          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Thoratec                      COM      885175307          5477   569309          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Thoratec                      COM      885175307           701    72830          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Verisign                      COM      92343E102           376    18900          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

Websense                      COM      947684106          1860    44636          X          1, 2                X
---------------------------------------------------------------------------------------------------------------------------

Websense                      COM      947684106          1083    26000          X          1, 2, 3             X
---------------------------------------------------------------------------------------------------------------------------

TOTAL                                                  116,168
===========================================================================================================================


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